Employee Incentive Programs - Summary of Series B Unit Activity (Details) - Series B Units - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested number of units, beginning of the period	326,454	374,659	642,355
Non-vested number of units, Granted	35,100	147,000
Non-vested number of units, Vested	(104,614)	(122,455)	(175,196)
Non-vested number of units, Forfeited or cancelled	(22,500)	(72,750)	(92,500)
Non-vested number of units, end of the period	234,440	326,454	374,659
Non-vested weighted average estimated fair value, beginning of the period	$ 14.57	$ 21.07	$ 21.04
Non-vested weighted average estimated fair value, Granted	20.99	4.11
Non-vested weighted average estimated fair value, Vested	17.16	17.95	20.43
Non-vested weighted average estimated fair value, Forfeited or cancelled	15.10	21.22	22.08
Non-vested weighted average estimated fair value, end of the period	$ 14.32	$ 14.57	$ 21.07